Cover	Nov. 24, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2025
Entity File Number	001-42891
Entity Registrant Name	AI Infrastructure Acquisition Corp.
Entity Central Index Key	0002073553
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10845 Griffith Peak Dr.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(702)
Local Phone Number	747-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one right
Trading Symbol	AIIA U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AIIA
Security Exchange Name	NYSE
Rights, each entitling the holder to receive one-fifth (1/5) of one Class A ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one-fifth (1/5) of one Class A ordinary share
Trading Symbol	AIIA R
Security Exchange Name	NYSE